PER SHARE AMOUNTS - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net profit (loss)	$ (91,363)	$ (26,668)